Stock Options (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average contractual term remaining contractual Life	2 years 6 months
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance	0.85
Weighted average exercise price granted	0.80
Weighted average exercise price canceled	0.46
Weighted average exercise price exercised	0.35
Balance	0.87
Weighted average exercise price vested and exercisable expected to vest thereafter	0.89
Weighted average contractual term remaining contractual Life	4 years 18 days
Weighted average contractual term vested and exercisable expected to vest thereafter	5 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding	295,553
Aggregate Intrinsic Value, Outstanding	757,650
Aggregate intrinsic value vested and exercisable expected to vest thereafter	757,650
Number of Shares, Outstanding	3,015,000
Number of shares granted	1,121,000
Number of shares canceled	(347,667)
Number of shares exercised	(33,333)
Number of Shares, Outstanding	3,755,000
Number of shares vested and exercisable expected to vest thereafter	3,704,400
Weighted average exercise price vested and exercisable	0.89
Weighted average contractual term granted	9 years 5 months 5 days
Weighted average contractual term canceled	7 years 6 months
Weighted average contractual term exercised	8 years 5 months 12 days
Weighted average contractual term remaining contractual Life	5 years 3 months 18 days
Weighted average contractual term vested and exercisable	4 years 8 months 27 days
Aggregate intrinsic value vested and exercisable	757,650
Number of shares vested and exercisable	3,314,999